Schedule of investments
InvestEd 20 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Exchange-Traded Funds — 4.11%
iShares Core MSCI EAFE ETF	9,575	$ 665,558
iShares Core S&P 500 ETF	3,405	1,544,815
Total Exchange-Traded Funds (cost $1,818,248)		2,210,373

Affiliated Mutual Funds — 95.42%
Delaware Ivy Core Equity Fund Class R6	85,196	1,815,515
Delaware Ivy Corporate Bond Fund Class R6	419,543	2,437,547
Delaware Ivy Crossover Credit Fund Class R6	42,819	405,928
Delaware Ivy Emerging Markets Equity Fund Class R6	31,069	728,869
Delaware Ivy Global Bond Fund Class R6	56,255	538,356
Delaware Ivy Government Securities Fund Class R6	2,666,134	14,023,866
Delaware Ivy High Income Fund Class R6	20,081	135,147
Delaware Ivy International Core Equity Fund Class R6	44,755	863,779
Delaware Ivy International Small Cap Fund Class R6	5,619	66,245
Delaware Ivy International Value Fund Class R6	11,760	200,866
Delaware Ivy Large Cap Growth Fund Class R6	50,659	1,716,828
Delaware Ivy LaSalle Global Real Estate Fund Class R6	11,079	136,270
Delaware Ivy Limited-Term Bond Fund Class R6	1,695,519	17,989,459
Delaware Ivy Mid Cap Growth Fund Class R6	21,863	803,037
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	17,785	335,059
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	45,235	676,265
Delaware Ivy Securian Core Bond Fund Class R6	718,245	7,290,190
Delaware Ivy Small Cap Growth Fund Class R6	11,298	267,768
Delaware Ivy Value Fund Class R6	33,518	934,810
Total Affiliated Mutual Funds (cost $53,213,433)		51,365,804

Short-Term Investments — 0.49%
Money Market Mutual Fund — 0.49%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	262,905	262,905
Total Short-Term Investments (cost $262,905)		262,905
Total Value of Securities—100.02% (cost $55,294,586)		53,839,082

Liabilities Net of Receivables and Other Assets—(0.02%)		(9,692)
Net Assets Applicable to 5,769,613 Shares Outstanding—100.00%		$53,829,390
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
NQ-IV033 [3/22] 5/22 (2218042)    1

Schedule of investments
InvestEd 20 Portfolio (Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV033 [3/22] 5/22 (2218042)